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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/05
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       3i Investments Plc
            ------------------------------------------
Address:    91 Waterloo Road
            ------------------------------------------
            London
            ------------------------------------------
            SE1 8XP
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorised to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Harvey
          --------------------------------------------
Title:    ASSISTANT MANAGER 3i FINANCE
          --------------------------------------------
Phone:    020 7975 3526
          --------------------------------------------

Signature, Place, and Date of Signing:

Jonathan Harvey                   London, UK                     14th Oct 2005
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:            0
                                              -----------------------

Form 13F Information Table Entry Total:       6
                                              -----------------------

Form 13F Information Table Value Total:       78,786
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:  None
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                                  13F SCHEDULE

                                                                                                                    COLUMN 8
       COLUMN 1          COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7      VOTING AUTHORITY
--------------------     --------     -----------  --------   --------------------   ----------   --------   -----------------------
                          TITLE                      VALUE    SHRS OR   SH/   PCT/   INVESTMENT    OTHER
   NAME OF ISSUER        OF CLASS        CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
--------------------     --------     -----------  --------   -------   ---   ----   ----------   --------   ---------  ------  ----
APHTON CORPORATION         COM        03759P 10 1    2,229   3,537,329   SH    N/A      SOLE         N/A     3,537,329
BIOPURE CORPORATION      CL A NEW     09065H 30 3      201     181,002   SH    N/A      SOLE         N/A       181,002
FOCUS MEDIA HLDG LTD   SPONSORED ADR  34415V 10 9   41,627   1,556,720   SH    N/A      SOLE         N/A     1,556,720
MOMENTA PHARMA-
CEUTICALS INC              COM        60877T 10 0    3,470     127,338   SH    N/A      SOLE         N/A       127,338
OPENWAVE ESCROW         COM ESCROW    683718 30 8    1,295      72,022   SH    N/A      SOLE         N/A        72,022
SYMMETRY MEDICAL INC       COM        871546 20 6   29,964   1,264,309   SH    N/A      SOLE         N/A     1,264,309